Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.9%
Auto Components – 0.8%
Quantumscape Corp*,#	486,572	$2,758,863
Visteon Corp*	158,240	20,702,539
		23,461,402
Automobiles – 0.5%
Thor Industries Inc	202,891	15,316,242
Banks – 0.9%
Bancorp Inc/The*	927,645	26,326,565
Biotechnology – 9.3%
Akero Therapeutics Inc*	131,980	7,232,504
Altimmune Inc*,#	197,698	3,252,132
Apellis Pharmaceuticals Inc*	297,919	15,405,392
Ascendis Pharma A/S (ADR)*	170,315	20,800,571
Biohaven Ltd*,#	1,002,857	13,919,655
Eagle Pharmaceuticals Inc/DE*	360,214	10,529,055
Halozyme Therapeutics Inc*	534,459	30,410,717
Insmed Inc*	545,448	10,898,051
IVERIC bio Inc*	534,779	11,449,618
Madrigal Pharmaceuticals Inc*	19,953	5,791,358
Mirati Therapeutics Inc*	117,381	5,318,533
Myovant Sciences Ltd*	911,369	24,570,508
Neurocrine Biosciences Inc*	199,847	23,869,726
OmniAB Inc - 12.5 Earnout*,¢	104,942	0
OmniAB Inc - 15 Earnout*,¢	104,942	0
PTC Therapeutics Inc*	287,254	10,964,485
Sarepta Therapeutics Inc*	148,861	19,289,408
Seres Therapeutics Inc*	1,406,930	7,878,808
Travere Therapeutics Inc*	624,927	13,142,215
Vaxcyte Inc*	683,894	32,792,717
		267,515,453
Building Products – 2.9%
CSW Industrials Inc	295,797	34,291,746
Janus International Group Inc*	2,317,505	22,062,648
Zurn Water Solutions Corp	1,229,360	26,000,964
		82,355,358
Capital Markets – 3.4%
Assetmark Financial Holdings Inc*	678,283	15,600,509
Focus Financial Partners Inc*	666,879	24,854,580
LPL Financial Holdings Inc	263,911	57,049,641
		97,504,730
Chemicals – 4.7%
Perimeter Solutions SA*	2,557,669	23,377,095
PureCycle Technologies Inc*,#	1,100,416	7,438,812
Sensient Technologies Corp	683,817	49,863,936
Valvoline Inc	1,689,256	55,154,208
		135,834,051
Commercial Services & Supplies – 3.6%
Brady Corp	706,170	33,260,607
Montrose Environmental Group Inc*	325,995	14,470,918
Rentokil Initial PLC (ADR)	1,843,618	56,801,871
		104,533,396
Containers & Packaging – 1.4%
Sealed Air Corp	792,665	39,538,130
Diversified Consumer Services – 1.4%
Frontdoor Inc*	399,290	8,305,232
Stride Inc*	1,041,878	32,589,944
		40,895,176
Electrical Equipment – 1.8%
EnerSys	350,777	25,901,374
Regal Beloit Corp	208,353	24,998,193
		50,899,567
Electronic Equipment, Instruments & Components – 3.5%
Napco Security Technologies Inc	1,425,485	39,172,328
National Instruments Corp	229,880	8,482,572
Novanta Inc*	156,991	21,330,367
OSI Systems Inc*	409,632	32,573,937
		101,559,204
Energy Equipment & Services – 0.6%
Helmerich & Payne Inc	362,629	17,975,520

Shares or Principal Amounts		Value
Common Stocks– (continued)
Entertainment – 1.2%
Liberty Braves Group*	457,139	$14,733,590
Manchester United PLC#	854,323	19,931,356
		34,664,946
Equity Real Estate Investment Trusts (REITs) – 0.4%
Easterly Government Properties Inc#	794,855	11,342,581
Food & Staples Retailing – 0.9%
Casey's General Stores Inc	109,463	24,558,024
Food Products – 0.4%
Hain Celestial Group Inc*	681,629	11,028,757
Health Care Equipment & Supplies – 8.4%
Alphatec Holdings Inc*	1,776,696	21,942,196
Axogen Inc*	817,581	8,159,458
Glaukos Corp*	403,170	17,610,466
Globus Medical Inc*	475,488	35,314,494
ICU Medical Inc*	203,275	32,011,747
Insulet Corp*	81,190	23,901,524
Integra LifeSciences Holdings Corp*	586,764	32,899,858
Paragon 28 Inc*,#	685,264	13,095,395
Sight Sciences Inc*	569,178	6,949,663
STERIS PLC	140,232	25,899,448
Surmodics Inc*	342,018	11,669,654
Treace Medical Concepts Inc*	496,040	11,403,960
		240,857,863
Health Care Providers & Services – 1.0%
HealthEquity Inc*	236,256	14,562,820
ModivCare Inc*	172,038	15,436,970
		29,999,790
Health Care Technology – 0.5%
Phreesia Inc*	421,437	13,637,701
Hotels, Restaurants & Leisure – 1.1%
Inspirato Inc*	1,430,805	1,702,658
Monarch Casino & Resort Inc*	386,178	29,693,226
		31,395,884
Household Durables – 0.5%
Lovesac Co*	593,257	13,057,587
Information Technology Services – 9.4%
AvidXchange Holdings Inc*	1,895,263	18,838,914
Broadridge Financial Solutions Inc	263,614	35,358,546
Euronet Worldwide Inc*	379,800	35,845,524
Payfare Inc*,£	2,403,934	7,617,726
Repay Holdings Corp*	1,108,768	8,925,582
Shift4 Payments Inc - Class A*	506,393	28,322,561
SS&C Technologies Holdings Inc	951,434	49,531,654
WEX Inc*	175,079	28,651,678
WNS Holdings Ltd (ADR)*	700,151	56,005,079
		269,097,264
Insurance – 2.0%
BRP Group Inc - Class A*	797,587	20,051,337
RLI Corp	291,004	38,200,095
		58,251,432
Interactive Media & Services – 1.8%
Ziff Davis Inc*	659,980	52,204,418
Internet & Direct Marketing Retail – 1.6%
CarParts.com Inc*	2,453,642	15,359,799
Vivid Seats Inc - Class A*,#	2,074,318	15,142,521
Xometry Inc - Class A*,#	446,365	14,386,344
		44,888,664
Life Sciences Tools & Services – 2.8%
Bio-Techne Corp	275,324	22,818,853
CryoPort Inc*	554,262	9,616,446
ICON PLC*	145,539	28,270,951
NeoGenomics Inc*	1,327,705	12,267,994
OmniAb Inc*,#	1,670,054	6,012,194
		78,986,438
Machinery – 6.7%
Alamo Group Inc	141,254	20,001,566
ATS Corp*	1,605,701	49,921,669
Gates Industrial Corp PLC*	1,655,485	18,889,084
ITT Inc	349,395	28,335,935
Kornit Digital Ltd*	573,076	13,163,556
Nordson Corp	119,951	28,514,752
SPX Technologies Inc*	508,994	33,415,456
		192,242,018

Shares or Principal Amounts		Value
Common Stocks– (continued)
Media – 0.4%
John Wiley & Sons Inc	319,453	$12,797,287
Metals & Mining – 0.9%
Constellium SE*	2,193,821	25,952,902
Oil, Gas & Consumable Fuels – 1.2%
Magnolia Oil & Gas Corp	930,132	21,811,595
PDC Energy Inc	218,324	13,859,208
		35,670,803
Personal Products – 0.8%
BellRing Brands Inc*	944,501	24,217,006
Pharmaceuticals – 2.0%
Catalent Inc*	869,276	39,126,113
Ligand Pharmaceuticals Inc*	276,741	18,486,299
		57,612,412
Professional Services – 0.9%
Clarivate Analytics PLC*	1,882,322	15,698,566
CRA International, Inc.	86,096	10,540,733
		26,239,299
Real Estate Management & Development – 0.6%
FirstService Corp#	135,649	16,623,785
Road & Rail – 0.7%
AMERCO Series N	358,929	19,733,916
Semiconductor & Semiconductor Equipment – 2.2%
ON Semiconductor Corp*	1,013,620	63,219,479
Software – 12.6%
Altair Engineering Inc*	483,323	21,976,697
Blackbaud Inc*	669,004	39,377,575
Clear Secure Inc - Class A	614,038	16,843,062
Consensus Cloud Solutions Inc*	369,011	19,838,031
Descartes Systems Group Inc*	707,114	49,301,588
Enfusion Inc - Class A*	1,235,040	11,942,837
EngageSmart Inc*	583,009	10,260,958
Envestnet Inc*	391,679	24,166,594
Expensify Inc - Class A*,#	648,455	5,725,858
Intelligent Systems Corp*,£	477,352	13,828,887
LivePerson Inc*	768,367	7,791,241
Nice Ltd (ADR)*	338,666	65,125,472
Paylocity Holding Corp*	248,392	48,252,630
Tyler Technologies Inc*	80,974	26,106,827
		360,538,257
Specialty Retail – 0.6%
Williams-Sonoma Inc	139,943	16,082,250
Thrifts & Mortgage Finance – 0.4%
Walker & Dunlop Inc	133,001	10,437,918
Trading Companies & Distributors – 1.1%
Core & Main Inc - Class A*	1,695,615	32,742,326
Total Common Stocks (cost $2,016,704,238)		2,811,795,801
Private Placements– 0.7%
Professional Services – 0.4%
Apartment List Inc*,¢,§	2,431,401	5,422,024
IntelyCare Inc*,¢,§	384,276	6,094,656
		11,516,680
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	140,312	2,443,702
Loadsmart Inc - Series D*,¢,§	399,891	6,964,582
		9,408,284
Total Private Placements (cost $28,958,535)		20,924,964
Rights– 0.1%
Pharmaceuticals – 0.1%
Zogenix Inc*,¢((cost $513,775)	755,552	1,337,327
Warrants– 0%
Chemicals – 0%
Perimeter Solutions SA, expires 11/8/24*((cost $13,929)	1,392,883	1,058,591
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº,£((cost $39,391,914)	39,387,036	39,394,914
Investments Purchased with Cash Collateral from Securities Lending– 1.2%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	28,073,522	28,073,522

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.2%
Royal Bank of Canada, 4.3100%, 1/3/23	$7,018,380	$7,018,380
Total Investments Purchased with Cash Collateral from Securities Lending (cost $35,091,902)		35,091,902
Total Investments (total cost $2,120,674,293) – 101.3%		2,909,603,499
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(36,563,621)
Net Assets – 100%		$2,873,039,878

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,500,086,973	85.9%
Canada	123,464,768	4.3
Israel	78,289,028	2.7
United Kingdom	76,733,227	2.6
India	56,005,079	1.9
Ireland	28,270,951	1.0
Netherlands	25,952,902	0.9
Denmark	20,800,571	0.7

Total	$2,909,603,499	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/22
Common Stocks - 0.8%
Information Technology Services - 0.3%
Payfare Inc*	$-	$-	$(1,589,348)	$7,617,726
Software - 0.5%
ChannelAdvisor Corp*	-	15,496,857	(14,904,550)	N/A
Intelligent Systems Corp*	-	-	3,436,934	13,828,887
Total Software	$-	$15,496,857	$(11,467,616)	$13,828,887
Total Common Stocks	$-	$15,496,857	$(13,056,964)	$21,446,613
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	345,240	259	2,891	39,394,914
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	167,503∆	-	-	28,073,522
Total Affiliated Investments - 3.2%	$512,743	$15,497,116	$(13,054,073)	$88,915,049

(1) For securities that were affiliated for a portion of the period ended December 31, 2022, this column reflects amounts for the entire period ended December 31, 2022 and not just the period in which the security was affiliated.

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Common Stocks - 0.8%
Information Technology Services - 0.3%
Payfare Inc*	9,207,074	-	-	7,617,726
Software - 0.5%
ChannelAdvisor Corp*	37,349,662	-	(37,941,969)	-
Intelligent Systems Corp*	10,391,953	-	-	13,828,887
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	13,005,929	111,988,849	(85,603,014)	39,394,914
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	42,547,193	99,297,264	(113,770,935)	28,073,522

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	3/16/23	(1,861,900)	$2,285,497	$31,166
Canadian Dollar	3/16/23	(28,688,900)	21,080,342	(124,735)

				(93,569)
Citibank, National Association:
British Pound	3/16/23	(28,761,800)	35,279,368	455,470
Canadian Dollar	3/16/23	2,200,000	(1,623,574)	2,531
Canadian Dollar	3/16/23	(30,575,900)	22,453,775	(146,058)

				311,943
HSBC Securities (USA), Inc.:
British Pound	3/16/23	1,000,000	(1,220,145)	(9,376)
British Pound	3/16/23	(9,816,900)	12,021,357	135,358
Canadian Dollar	3/16/23	(30,349,700)	22,305,295	(127,344)

				(1,362)
JPMorgan Chase Bank, National Association:
British Pound	3/16/23	1,342,200	(1,642,316)	(17,222)
Canadian Dollar	3/16/23	(29,518,500)	21,669,725	(148,542)

				(165,764)
State Street Bank and Trust Company:
British Pound	3/16/23	(21,823,000)	26,722,482	299,868
Canadian Dollar	3/16/23	3,445,000	(2,530,063)	16,270
Canadian Dollar	3/16/23	(9,145,500)	6,710,225	(49,569)

				266,569
Total				$317,817

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2022

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$13,131,959
Average amounts sold - in USD	156,329,481

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $22,262,291, which represents 0.8% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc	11/2/20	$8,881,908	$5,422,024	0.2%
IntelyCare Inc	3/29/22	9,412,879	6,094,656	0.2
Loadsmart Inc - Series A	1/4/22	2,665,928	2,443,702	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	6,964,582	0.2
Total		$28,958,535	$20,924,964	0.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$267,515,453	$-	$0
All Other	2,544,280,348	-	-
Private Placements	-	-	20,924,964
Rights	-	-	1,337,327
Warrants	1,058,591	-	-
Investment Companies	-	39,394,914	-
Investments Purchased with Cash Collateral from Securities Lending	-	35,091,902	-
Total Investments in Securities	$2,812,854,392	$74,486,816	$22,262,291
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	940,663	-
Total Assets	$2,812,854,392	$75,427,479	$22,262,291
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$622,846	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70252 03-23